Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Accrued expenses	$ 644,858	$ 410,750
Compensation related to stock options	15,415	20,685
Net operating loss carryforward	108,823	71,544
Loss on capital assets	10,642	9,112
Research and development credit carryforward	13,085	13,905
Uncertain tax positions	6,574	8,659
Prepaid royalties	5,190	0
Tax credit carryforwards	12,249	110
Other	23,299	40,943
Total gross deferred income tax assets	840,135	575,708
Deferred tax liabilities:
Depreciation and amortization	(894,714)	(556,086)
Non-cash interest expense	(6,012)	(5,427)
Other	(9,492)	0
Total gross deferred income tax liabilities	(910,218)	(561,513)
Valuation allowance	(40,646)	(17,854)
Net deferred income tax liability	$ (110,729)	$ (3,659)